REVENUE AND ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue

	For the Three Months Ended		For the Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2023	2022	2023	2022
Point in Time	$16,500	$–	$30,500	$200,100
Over Time	6,311	3,191	12,720	7,136
	$22,811	$3,191	$43,220	$207,236